Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment charge	$ 37	$ 0	$ 0
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(1,175)	(841)	(652)
Operating segments [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(442)
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(669)	(592)	(591)
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(506)	(249)	(61)
Operating segments [member] | Sandoz | Disposal groups classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(220)
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(183)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(1,175)	(1,049)
Reversal of impairment charge	37
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(984)	(167)
Reversal of impairment charge	37
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(105)	(53)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(54)	(825)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(32)	(4)
Accumulated depreciation, amortisation and impairment | Disposal groups classified as held for sale [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge		37
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(416)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Votrient [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge		$ (400)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Serelaxin [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (465)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Other [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (108)